Stockholders' equity, Summary (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Mar. 16, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capital stock [Abstract]
Shares outstanding (in shares)	174,553,127		102,182,841
Number of CPO's per ADS (in shares)	5
Increase in authorized capital		$ 151,978
Number of shares authorized (in shares)		72,370,286
Net tax profit account (CUFIN) [Abstract]
Period of credit against income tax on CUFIN dividends not drawn	2 years
Tax rate on dividends paid to individuals and corporations resident abroad	10.00%
Capital decreases [Abstract]
Capital contribution account balance	$ 5,987,515		$ 5,474,175
Ordinary shares [member]
Capital stock [Abstract]
Shares outstanding (in shares)	174,553,127		102,182,841	102,182,841	102,182,841
Number of common shares called by each CPO (in shares)	1
CUFIN generated up to December 31, 2013 [Member]
Net tax profit account (CUFIN) [Abstract]
Net tax profit account balance	$ 4,514,668		$ 4,313,616
CUFIN generated beginning 2014 [Member]
Net tax profit account (CUFIN) [Abstract]
Net tax profit account balance	$ 0		$ 0